SCHEDULE OF INFORMATION ABOUT TRADE PAYABLES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Trade payables	$ 2,099	$ 1,930